Securities Held to Maturity	12 Months Ended
Dec. 31, 2011
Securities Held to Maturity [Abstract]
Securities Held to Maturity

Note 2 - Securities Held to Maturity

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Government National Mortgage Association	$5,342,679	$322,917	$—	$5,665,596
Federal National Mortgage Association	12,778,385	1,068,213	—	13,846,598
Federal Home Loan Mortgage Corporation	3,280,117	175,596	19,303	3,436,410

Total Mortgage-Backed Securities	21,401,181	1,566,727	19,303	22,948,604
Corporate Debt	4,347,401	135,320	29,238	4,453,483
	$25,748,582	$1,702,046	$48,561	$27,402,087

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Government National Mortgage Association	$1,941,011	$130,052	$—	$2,071,063
Federal National Mortgage Association	15,301,382	1,043,256	10,719	16,333,919
Federal Home Loan Mortgage Corporation	4,537,418	152,331	10,388	4,679,361

Total Mortgage-Backed Securities	$21,779,811	$1,325,639	$21,107	$23,084,343

The age of unrealized losses and fair value of related mortgage-backed securities held to maturity are as follows:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

December 31, 2011
Federal Home Loan Mortgage Corporation	$581,132	$17,427	$119,298	$1,876	$700,430	$19,303
Corporate debt	888,807	29,238	—	—	888,807	29,238
	$1,469,939	$46,665	$119,298	$1,876	$1,589,237	$48,541

December 31, 2010:
Federal National Mortgage Association	$487,785	$10,719	$—	$—	$487,785	$10,719
Federal Home Loan Mortgage Corporation	53,835	418	553,080	9,970	606,915	10,388

	$541,620	$11,137	$553,080	$9,970	$1,094,700	$21,107

Management does not believe that any of the individual unrealized losses at December 31, 2011 and 2010, represent other-than-temporary impairment. The unrealized losses reported on securities at December 31, 2011 relate to four corporate debt securities and four Federal Home Loan Mortgage Corporation mortgage-backed securities. These unrealized losses are due to changes in interest rates. The Company does not intend to sell these securities and it is not more-likely-than-not that the Company would be required to sell these securities prior to full recovery of fair value to a level which equals or exceeds amortized cost.

The amortized cost and estimated fair value of securities at December 31, 2011, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers generally have the right to prepay obligations.

	Amortized Cost	Estimated Fair Value
Due within one year	$—	$—
Due after one year through five years	2,642,522	2,642,172
Due after five years through ten years	1,892,474	2,003,927
Due after ten years	21,213,586	22,755,988
	$25,748,582	$27,402,087

All mortgage-backed securities are U.S. Government Agencies backed and collateralized by residential mortgages.

There were no sales of securities held to maturity during the years ended December 31, 2011 and 2010.

At December 31, 2011 and 2010, mortgage-backed securities with amortized cost of approximately $8,719,000 and $10,702,000, respectively, and fair value of $9,087,000, and $11,265,000, respectively, were pledged to Federal Home Loan Bank of New York to secure borrowings.